Taxation - Summary of Taxation Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current tax:
Charge in respect of current period	$ 7,597	$ 10,415	$ 7,204
Adjustments in respect of prior periods	(1)	60	(613)
Total	7,596	10,475	6,591
Deferred tax:
Relating to the origination and reversal of temporary differences, tax losses and credits	1,377	1,438	(4,102)
Relating to changes in tax rates and legislation	(67)	(157)	2,004
Adjustments in respect of prior periods	147	(41)	202
Total	1,457	1,240	(1,896)
Total taxation charge	$ 9,053	$ 11,715	$ 4,695